Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
Note 20:	Share‑Based Compensation

a.	Expense recognized in the financial statements:

The expenses recognized for services received from employees and directors is as follows:

	Year ended December 31
	2024	2023	2022
Cost of revenues	339	271	184
Research and development	513	485	406
Selling and marketing	26	87	42
General and administrative	2,260	1,097	1,314

Total share-based compensation	3,138	1,940	1,946

b.	Share-based payment plan for employees and directors:

The Company has granted options and restricted stock units ("RSUs") for a total of 1,176,998 ordinary shares.

As of December 31, 2024, 299,046 ordinary shares of the Company were still available for a future grant.

Any options or RSUs, which are forfeited or not exercised before expiration, become available for future grants.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”). Options and RSU's granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSU's. The options and the RSU's generally vest over a period of 1-4 years.

In December 2024, the Company adopted and obtained shareholder approval for its 2024 Equity Incentive Plan (the “2024 Plan”). Options and RSU's granted under the Company's 2024 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSU's. The options and the RSU's generally vest over a period of 1-4 years.

c.	Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2024		2023		2022
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	957,487	19.34	764,767	30.44	537,288	44.45
Options Granted	316,165	12.73	346,950	11.87	320,775	14.25
Options Exercised	(62,683)	13.65	-	-	(807)	12.23
Options Forfeited and/or expired	(82,871)	34.8	(154,230)	57.55	(92,489)	55.58

Outstanding options at end of year	1,128,098	16.67	957,487	19.34	764,767	30.44

Option's Exercisable at end of year	550,159	20.79	462,045	26.25	373,681	46.18

The following table summarizes information about share options outstanding:

	Options outstanding as of December 31, 2024
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.13-9.64	55,950	8.85	8.44
11.89-14.42	943,109	8.04	13.01
34.44-37.52	84,829	4.84	36.56
47.11-67.06	44,210	0.97	66.93
Total	1,128,098	7.56	16.67

	Options outstanding as of December 31, 2023
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.26-9.64	55,950	9.85	8.44
11.89-14.42	711,124	7.89	13.20
26.88-37.52	125,535	5.62	35.99
42.14-67.06	64,878	1.85	63.84
Total	957,487	7.29	19.34

The following table summarizes information about RSU's outstanding:

	RSU's 2024	RSU's 2023	RSU's 2022

Outstanding at beginning of year	32,714	42,013	14,581
Granted	30,481	9,100	39,286
Forfeited	(454)	(941)	(27)
Vested	(13,801)	(17,458)	(11,827)
Outstanding at the end of the period	48,940	32,714	42,013

The fair value of the options and RSU's granted to employees and directors at the grant date for the years ended December 31, 2024, 2023 and 2022 was $3,953, $2,320 and $2,970 respectively.

The options and RSU’s of the Company are managed by a trustee.

1.
Over the second quarter of 2022, the Company’s Board of Directors approved the grant of 292,203 options to purchase the Company’s ordinary shares, for an exercise price of $ 14.42 per share as well as 39,286 restricted share units (“RSU’s”) to its CEO, officers and employees. The fair value of the options and RSU’s as of the grant date, was estimated at $2,314 and $498 respectively.

The above-mentioned grant includes the grant of 151,786 options to purchase the Company’s ordinary shares and 39,286 restricted share units (“RSU’s”) to the directors and the CEO of the Company which are required to be approved by the Company’s General meeting as well. The fair value of the options and RSU’s, as of the approval date, was estimated at approximately $1,171 and $498, respectively.

2.
On July 19, 2022, the Company’s Shareholders General meeting approved the abovementioned grants to the directors and the CEO, the compensation terms of Mr. Ofer Gonen as the Company’s new Chief Executive Officer, which terms will be effective as of July 1, 2022 and the termination terms for the previous CEO.

3.
On August 18, 2022, the Company’s Shareholders General meeting approved the compensation terms and grant of 28,572 options to the Chairman of the Board of Directors which approved earlier by the board. The fair value of the options as of the grant date was estimated at $284.

4.
On February 15, 2023, the Company's Board of Directors approved the grant of 130,600 options to purchase ordinary shares and 9,100 RSU's under the "2014 Share Incentive Plan" to employees, officers, board members, CEO and some consultants at fair value of $1,012 and $117, respectively. The share options vest over a period of 1-4 years and the options are exercisable for an exercise price of $ 13.32 per share.

5.
On April 3, 2023, the Company's Board of Directors approved the grant of 160,400 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $11.89 and $11.91 per share to management and board members of the Company. The share options vest over a period of 1-4 years. The fair value of the options granted, as of the grant date, was estimated at approximately $884.

6.	On May 31, 2023 the Shareholders of the Company approved the increase by 1,000,000 in the number of ordinary shares available for issuance under the Company’s 2014 Equity Incentive Plan.

7.
On May 31, 2023 the Shareholders of the Company approved the extension to the exercise period of options which were granted to certain of the company’s directors on April 23, 2020 for an additional five years, until April 23, 2030. According to this extension, an expense of $146 was recognized.

8.
On August 15, 2023, the Company's Board of Directors approved the grant of 7,200 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 9.63 per share to a board member of the Company. The share options vest over a 1 year.  The fair value of the options granted, as of the grant date, was estimated at approximately $42.

9.
On November 20, 2023, the Company's Board of Directors approved the grant of 48,750 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 8.78 and $8.13 per share to an officer and a consultant of the Company. The share options vest over a period of 1-4 years.  The fair value of the options granted, as of the grant date, was estimated at approximately $265.

10.
On February 26, 2024, the Company granted 316,165 share options to employees, officers, board members, CEO and several consultants at an exercise price of $12.73 per share and 30,481 RSUs. The share options and the RSUs vest over a period of 1-4 years. The grants to the directors and CEO were approved in the annual shareholders’ meeting held on July 9 ,2024.

a.
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2024, 2023 and 2022 was estimated using the binomial option pricing models using the following assumptions:

	December 31
	2024	2023	2022
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	61-62	61-77	59-77
Risk‑free interest rate (%)	3.87-5.03	2.1-5.36	2.1-5.2
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	12.73	10.71	13.22

Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).